Insurance - Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance (Details) - Credit insurance	Dec. 31, 2017
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year One	55.40%
Year Two	29.40%
Year Three	8.90%
Year Four	4.80%
Year Five	2.50%